Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Per Share
Basic weighted average shares outstanding	4,292,112,667	3,159,037,588	1,830,998,609
Dilutive weighted average shares outstanding	4,292,112,667	3,159,037,588	1,830,998,609